                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-85014


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                  POLARIS II DATED JULY 31, 2006 (F3802PRO.3)
             POLARIS II DATED JANUARY 29, 2007 (F4305PRO, F4308PRO)
            POLARIS CHOICE DATED MAY 1, 2006 (F3795PRO.3, F3986PRO)
              POLARIS CHOICE III DATED JANUARY 29, 2007(F4309PRO)
             POLARIS CHOICE III DATED SEPTEMBER 29, 2006 (F4188PRO)
        POLARIS II A-CLASS PLATINUM SERIES DATED MAY 1, 2006 (F3983PRO.1)
                   FSA ADVISOR DATED MAY 1, 2006 (F2544PRO.3)
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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

               SEASONS TRIPLE ELITE DATED JULY 31, 2006 (H3017PRO)
                SEASONS ELITE DATED SEPTEMBER 29, 2006 (H4230PRO)
                SEASONS SELECT II DATED JULY 31, 2006 (H3432PRO)
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THE FOLLOWING IS ADDED TO THE "OTHER INFORMATION" SECTION OF THE PROSPECTUS:

American International Group, Inc.'s ("AIG") Annual Report on Form 10-K for the year ended December 31, 2006 was filed on March 1, 2007 with the Securities and Exchange Commission ("SEC").

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


Dated: March 2, 2007


                Please keep this Supplement with your Prospectus


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